Segment Reporting (Tables)	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Segment Reporting
Schedule of reconciliations of segment revenues

For the period from December 4, 2025 (inception) through December 31, 2025
General and administrative expenses	$659

Forge Nano, Inc.
Segment Reporting
Summary of revenues by geographic region

	December 31,
	2025	2024
US	$5,295	$6,571
Canada	798	20
EMEA	588	1,120
APAC	707	588
Total	$7,388	$8,299

Schedule of reconciliations of segment revenues

	Tool
	Manufacturing
	& Related	Coating	Battery
	Services	Services	Manufacturing	Corporate	Total
Revenue	$4,625	$1,429	$1,334	$—	$7,388
Cost of sales	6,239	3,921	1,085	—	11,245
Gross profit (loss)	(1,614)	(2,492)	249	—	(3,857)
General and administrative	1,916	2,123	780	35,969	40,788
Operating profit (loss)	(3,530)	(4,615)	(531)	(35,969)	(44,645)
Other income	—	—	—	1,471	1,471
Net income (loss)	$(3,530)	$(4,615)	$(531)	$(34,498)	$(43,174)